245 Summer Street

Fidelity® Investments

Boston, MA 02210

August 1, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Rutland Square Trust II (the trust): File Nos. 333-139427 and 811-21991

Strategic Advisers Core Fund

Strategic Advisers Core Multi-Manager Fund

Strategic Advisers Growth Fund

Strategic Advisers Growth Multi-Manager Fund

Strategic Advisers Short Duration Fund

Strategic Advisers Value Fund

Strategic Advisers Value Multi-Manager Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/John Hitt

John Hitt

Secretary of the Trust